Shareholder Report, Average Annual Return (Details)		12 Months Ended	24 Months Ended		25 Months Ended
		Sep. 30, 2024	Sep. 30, 2024		Sep. 30, 2024
Ambrus Tax-Conscious National Bond Fund - Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		8.45%	5.07%	[1]
Ambrus Tax-ConsciousNational Bond Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		8.00%	4.91%	[2]
Ambrus Core Bond Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		10.20%			5.21%	[3]
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Bloomberg Municipal Bond Index
Average Annual Return, Percent	[4]	10.37%	6.30%	[5]
Bloomberg Municipal InterShort (110 Year) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Inter-Short (1-10 Year) Index
Average Annual Return, Percent		7.18%	4.56%	[5]
Bloomberg California Municipal Inter-Short (1-10 Year) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Municipal Inter-Short (1-10 Year) Index
Average Annual Return, Percent		7.07%	4.51%	[5]
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[6]	11.57%			4.08%	[5]
Bloomberg Intermediate U.S. Government/Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return, Percent		9.45%			4.43%	[5]

[1]	The Ambrus Tax-Conscious National Bond Fund commenced operations on October 3, 2022.
[2]	The Ambrus Tax-Conscious California Bond Fund commenced operations on October 3, 2022.
[3]	The Ambrus Core Bond Fund commenced operations on September 6, 2022.
[4]	The Fund has designated the Bloomberg Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
[5]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
[6]	The Fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.